Great-West Life & Annuity Insurance Company
8525 East Orchard Road
Greenwood Village, Colorado 80111



May 2, 2001


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:     Retirement Plan Series Account
        Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File No. 33-83928

Ladies and Gentlemen:

In lieu of filing the form of Prospectus and Statement of Additional Information for Retirement Plan Series Account (the "Account") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 9 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement.

(2) the text of post-effective amendment no. 9 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 26, 2001.

If you should have any questions regarding the foregoing, please contact the undersigned at (303) 737-3831.

RETIREMENT PLAN SERIES ACCOUNT
(Registrant)

By:     /s/ David T. Buhler
        Attorney
        Great-West Life & Annuity Insurance Company